Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	78.76
Maximum Aggregate Offering Price	$ 226,435,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,667.2
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee under Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”) on the basis of the average of the high and low selling price of the Registrant’s common stock on May 8, 2025, as reported on the New York Stock Exchange. Payment of the registration fee at the time of filing of the Registrant’s Registration Statement on Form
S-3
(File
No. 333-269966)
on February 23, 2023 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.

(2)	Includes 375,000 shares of the Registrant’s common stock that the underwriter has an option to purchase.